Related party transactions - Summary of Related Party Transaction (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Related Party Transaction [Line Items]
Staff advances		¥ 10	¥ 6
Advances provided to related parties		2,073	3,350
Loans granted from related parties	9,961		11,700
Yingzhi (Lisa) Tang [Member]
Related Party Transaction [Line Items]
Staff advances		10
Loans granted from related parties			1,450
Di (Jackie) Chen [Member]
Related Party Transaction [Line Items]
Staff advances			6
Loans granted from related parties			1,250
Nanjing Animal Pharmaceutical [Member]
Related Party Transaction [Line Items]
Advances provided to related parties		2,073
Wuhan Chunzhijin [Member]
Related Party Transaction [Line Items]
Advances provided to related parties			3,350
Yan Jiang [Member]
Related Party Transaction [Line Items]
Loans granted from related parties			9,000
Shanghai Guangcheng Information [Member]
Related Party Transaction [Line Items]
Loans granted from related parties	¥ 9,961